TAXES BASED ON INCOME - Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Effective tax rate (as a percent)	24.10%	(22.70%)	15.40%
Tax effect on the pretax charge		$ 102.0	$ 19.0
Recognized loss on settlements	$ 0.5	444.1	93.7
Net tax charge related to the tax on global intangible low-taxed income ("GILTI") of foreign subsidiaries and the recognition of foreign withholding taxes on current year earnings, partially offset by the benefit from foreign-derived intangible income ("FDII")	22.1	24.7
Net tax benefit primarily from decreases in certain tax reserves, including associated interest and penalties, as a result of closing tax years in foreign jurisdictions, partially offset by increases in reserves from change in judgment and additional interest and penalty accruals	5.5
Tax benefit as measurement period adjustments to 2017 TCJA provisional amount in accordance to SAB 118			34.7
Net tax charge for GILTI and BEAT, and the recognition of foreign withholding taxes on current year earnings, offset by the benefit from FDII			31.0
Net tax benefit primarily due to the recognition of a deferred tax asset in a higher tax rate jurisdiction, partially offset by a taxable gain recognized in a lower effective tax rate jurisdiction			31.0
Increase in Valuation allowance due to offsetting effects from changes in deferred taxes and uncertain tax positions			10.7
Corporate income tax rates that was enacted in the U.S. by the TCJA				21.00%
Tax charge as an adjustment to the transition tax			9.5
Tax benefit as an adjustment to the remeasurement of deferred taxes			39.6
Tax charge as an incremental accrual for foreign withholding taxes associated with changes in indefinate reinvestment assertion			3.6
Tax benefit from releasing a previously recorded uncertain tax position			9.4
Deferred tax liability related to future tax consequences from repatriating accumulated earnings from foreign subsidiaries that are not indefinately reinvested	39.0
Return-to-provision adjustment recognized related to an election to be made on 2019 amended U.S. tax return	(12.5)
Tax charge related to change in judgment on uncertain tax positions for tax years 2016-2020 in a foreign jurisdiction	$ 14.3
ADPP
Tax benefits related to the effective settlement of the ADPP		179.0
Tax effect on the pretax charge		102.0
Recognized loss on settlements		444.0
Release of stranded tax effects in AOCI through the income statement		77.0
Tax benefit from a foreign structuring transaction resulting in previously recognized tax losses becoming permanent		47.9
Net tax benefit from the effective settlement of certain German tax audits and decreases in reserves as a result of closing tax years, partially offset by additional interest and penalty accruals, and increases in reserves from change in judgment		11.8	$ 11.9
Tax benefit related to excess tax benefits associated with stock-based payments		$ 7.8